Expenses by nature	12 Months Ended
Dec. 31, 2022
Expenses by nature
Expenses by nature

7Expenses by nature

Included within administrative expenses and research and development expenses are the following expenses.

	2022	2021	2020
	£ 000	£ 000	£ 000
Research and development staff costs	17,580	12,913	7,416
Research and development consultancy	18,004	4,678	—
Research and development components, parts and tooling	13,545	6,700	2,555
Total research and development expenses	49,129	24,291	9,971
Administrative staff costs	8,014	3,317	1,029
Share based payment expenses (note 23)	23,189	111,996	96
Warrant expenses	—	111,611	—
Consultancy costs	2,479	13,144	745
Legal and financial advisory costs	2,949	7,350	—
HR advisory and recruitment costs	2,089	2,150	313
IT hardware and software costs	4,348	1,506	579
Related party administrative expenses	83	108	144
Insurance expenses	2,698	195	23
Marketing costs	1,728	3,918	—
Other administrative expenses	2,042	1,105	110
Premises expenses	1,614	360	183
Depreciation expense	577	377	279
Amortisation expense	1,195	387	263
Depreciation on right of use property assets	411	176	140
Goodwill impairment	1,473	—	—
Stamp Duty	—	6,669	—
Total administrative expenses	54,889	264,369	3,904
Total administrative & research and development expenses	104,018	288,660	13,875

7Expenses by nature (continued)

Staff costs relates primarily to salary and salary related expenses, including social security and pension contributions. Staff costs exclude share based payments.

Share based payment expense primary relates both R&D staff and administrative staff and includes the following:

	2022	2021	2020
	£ 000	£ 000	£ 000
Enterprise Management Initiative	7,858	156	96
2021 Incentive Plan	14,512	—	—
Issuance of Z-Shares to American	—	16,739	—
Capital reorganization	—	84,712	—
Issuance of shares to suppliers and partners	819	10,389	—
	23,189	111,996	96

Enterprise Management Incentive and 2021 Incentive Plan

The Group operates an Enterprise Management Incentive (“EMI”) scheme, being a tax advantaged share scheme that can be operated by qualifying companies. This scheme was modified during the year ended December 31, 2022 to reflect the revised capital structure of the Company following completion of the Business Combination. As part of this modification, all option holders exchanged their options held in VAGL for newly issued options in the Company.

Also, during the year ended December 31, 2022 the Board of Directors adopted the “2021 Incentive Award Plan” in order to facilitate the grant of cash and equity incentives to employees.

The impact of both the modification of the EMI scheme and the adoption of the 2021 Inventive Aware Plan is reflected in these financial statements – see note 23 for further details.

Issuance of PIPE shares to suppliers and partners

Upon consummation of the Business Combination the Company recognised an expense £10,389 thousand in relation to the issuance of PIPE shares to certain suppliers and partners for net proceeds below market value.

Issuance of Z-Shares to American

On June 10, 2021, VAGL and American executed a subscription agreement by which American subscribed for 5,804 class Z-Shares of VAGL for total consideration of £0.06. Z-Shares refer to Z ordinary shares of £0.00001 par value that did not carry the right to receive distributions.Upon closing of the Business Combination, American exchanged 100% of its class Z-Shares for 6,125,000 common shares of the Company.

Two probability weighted scenarios were considered: a) the Z-Shares convert into to 6,125,000 shares in the Company, subject to lock up and call option, or b) they remain shares of VAGL if the business combination did not complete.

	Business	Business
	combination	combination does
	completes	not complete
	£’000	£’000
Fair value of Z-Shares as at June 10, 2021	21,984	2,558

The probability weighted calculation as at June 10, 2021 concluded that Business Combination was likely to be completed, giving a valuation of £16,739 thousand, recognised as an expense and within share premium of VAGL.

7Expenses by nature (continued)

Capital reorganization

The difference in the fair value of the shares issued by the Company over the value of the net monetary assets of the Broadstone represented a listing service, recognized as an expense upon consummation of the Business Combination.

2021
£’000
Market value of 9,203,984 ordinary shares ($10.68 per share)	74,265
Cash acquired	4,728
Warrants acquired (15,701,067 warrants at $1.04 per warrant)	(11,997)
Accounts payable acquired	(2,289)
Add net liabilities acquired	(9,558)
Foreign exchange differences	671
Charge for listing services	83,152

An additional £1,572 thousand was recognised in relation to the issuance of private options to MWC, giving a total charge of £84,712 thousand.